Stock-Based Compensation - Stock Option Grants and Exercises (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Caesars Interactive Entertainment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			377	10,350
Weighted Average Exercise Price per Share (1)			$ 19,166.18	$ 15,352.49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	[1]		$ 5,404.93	$ 4,670.27
Number of options exercised			909	1,984
Proceeds from Stock Options Exercised			$ 2,000,000	$ 5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 13,000,000	$ 21,000,000
Caesars Acquisition Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		0	1,002,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.00	$ 9.43
Options Outstanding, Weighted Average Remaining Contractual Term			7 years 9 months
Granted		0	0	20,000
Weighted Average Exercise Price per Share (1)		$ 0.00	$ 0.00	$ 7.73
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	[1]	$ 0.00	$ 0.00	$ 3.10
Number of options exercised		450,375	417,500	0
Weighted Average Exercise Price Exercised		$ 9.68
Proceeds from Stock Options Exercised		$ 4,000,000	$ 4,000,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 2,000,000	$ 1,000,000	$ 0
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		9,227,890	9,820,168
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 10.36	$ 11.69
Options Outstanding, Weighted Average Remaining Contractual Term		3 years 11 months	6 years 2 months
Granted		0	0	1,844,332
Weighted Average Exercise Price per Share (1)	[2]	$ 0.00	$ 0.00	$ 10.04
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	[2]	$ 0.00	$ 0.00	$ 3.38
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	[3]	897,204
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price	[3]	$ 5.67
Number of options exercised		1,249,640	11,101	58,700
Weighted Average Exercise Price Exercised		$ 6.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		112,917
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 9.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		126,925
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price		$ 10.58
Vested and expected to vest as of December 31, 2017		9,227,890
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 10.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		3 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value		$ 35,000,000	$ 2
Exercisable as of December 31, 2017		7,698,080
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 8.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		3 years 8 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value		$ 31,000,000
Proceeds from Stock Options Exercised	[4]	8,000,000	0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	[4]	$ 7,000,000	$ 0	$ 0

[1]	(1) Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.
[2]	Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.
[3]	Represents the Pension Protection Act zone status for applicable plan year beginning January 1, except where noted otherwise. The zone status is based on information that the Company received from the plan administrator and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are between 65% and less than 80% funded, and plans in the green zone are at least 80% funded. All plans detailed in the table above utilized extended amortization provisions to calculate zone status.
[4]	2016 and 2015 amounts are immaterial.